Leases (Details) - Schedule of operating lease related activities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Operating Lease Related Activities Abstract
Other assets - Right-of-Use assets	$ 6,420	$ 6,329
Accumulated amortization	1,051	640
Operating lease Right-of-Use assets, net	5,369	5,689
Lease liabilities – current - Accounts payable and accrued liabilities	629	617
Lease liabilities – noncurrent	4,642	5,389
Total operating lease liabilities	$ 5,271	$ 6,006
Weighted average remaining lease term in years	8 years 1 month 6 days	8 years 7 months 6 days
Weighted average annual discount rate	3.60%	3.60%